FINANCIAL INSTRUMENTS - Measurement of fair value (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS
Total financial assets	R$ 4,357,884	R$ 4,834,178
Total financial liabilities	19,838,551	18,184,601
Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Total financial assets	4,357,884	4,834,178
Total financial liabilities	19,838,551	18,184,601
Short-term debts | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	1,424,043	1,544,211
Long-term debt | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	13,188,891	11,594,612
Debentures
FINANCIAL INSTRUMENTS
Total financial liabilities	2,902,417	2,911,044
Debentures | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	7,463	18,015
Non-current financial liabilities	2,894,954	2,893,029
Fair value of derivatives
FINANCIAL INSTRUMENTS
Total financial liabilities	971
Fair value of derivatives | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	971
Related parties
FINANCIAL INSTRUMENTS
Total financial liabilities	22,855
Related parties | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	22,855
Obligation with FIDC
FINANCIAL INSTRUMENTS
Total financial liabilities	987,406	1,018,501
Obligation with FIDC | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	42,893	1,018,501
Lease liabilities
FINANCIAL INSTRUMENTS
Current financial liabilities	944,513
Other current liabilities
FINANCIAL INSTRUMENTS
Total financial liabilities	797,082	666,858
Other current liabilities | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	797,082	666,858
Other non-current liabilities
FINANCIAL INSTRUMENTS
Total financial liabilities	514,886	449,375
Other non-current liabilities | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	514,886	449,375
Short-term investments
FINANCIAL INSTRUMENTS
Total financial assets	3,041,143	3,652,949
Short-term investments | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	3,041,143	3,652,949
Fair value of derivatives
FINANCIAL INSTRUMENTS
Total financial assets		2,846
Fair value of derivatives | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets		2,846
Related parties | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial assets	134,354	95,445
Other current assets
FINANCIAL INSTRUMENTS
Total financial assets	591,523	618,769
Other current assets | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	591,523	618,769
Other non-current assets
FINANCIAL INSTRUMENTS
Total financial assets	590,864	464,169
Other non-current assets | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial assets	590,864	464,169
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Total financial assets	4,357,884	4,834,178
Total financial liabilities	19,838,551	18,184,601
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Short-term debts | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	1,424,043	1,544,211
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Long-term debt | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	13,188,891	11,594,612
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Debentures | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	7,463	18,015
Non-current financial liabilities	2,894,954	2,893,029
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Fair value of derivatives | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	971
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Related parties | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	22,855
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Obligation with FIDC | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	42,893	1,018,501
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Lease liabilities
FINANCIAL INSTRUMENTS
Current financial liabilities	944,513
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Other current liabilities | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	797,082	666,858
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Other non-current liabilities | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	514,886	449,375
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Short-term investments | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	3,041,143	3,652,949
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Fair value of derivatives | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets		2,846
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Related parties | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial assets	134,354	95,445
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Other current assets | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	591,523	618,769
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Other non-current assets | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial assets	R$ 590,864	R$ 464,169